Annual Total Returns- JPMorgan Large Cap Growth Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Large Cap Growth Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.46%	11.60%	32.15%	10.42%	7.18%	(2.43%)	37.33%	(0.19%)	38.39%	55.24%